CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 609,622	$ 244,686
Short-term deposits	212,709	526,328
Restricted deposits	2,125	13,669
Marketable securities	140,563	292,449
Trade receivables	57,394	42,086
Prepaid expenses and other current assets	47,792	28,519
Total current assets	1,070,205	1,147,737
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	34,296	23,027
Property and equipment, net	136,928	108,738
Marketable securities	64,806	194,964
Intangible assets, net	28,010	33,964
Goodwill	49,329	49,329
Operating lease right-of-use assets	420,562	200,608
Total long-term assets	733,931	610,630
TOTAL ASSETS	1,804,136	1,758,367
CURRENT LIABILITIES:
Trade payables	38,305	96,071
Employees and payroll accruals	56,581	86,113
Deferred revenues	592,608	529,205
Current portion of convertible notes, net	0	361,621
Accrued expenses and other current liabilities	76,556	88,194
Operating lease liabilities	24,981	29,268
Total current liabilities	789,031	1,190,472
LONG-TERM LIABILITIES:
Net carrying amount	569,714	566,566
Long-term deferred revenues	83,384	70,594
Long-term deferred tax liabilities	7,167	14,902
Other long-term liabilities	7,699	6,093
Long-term operating lease liabilities	401,626	172,982
Total long-term liabilities	1,069,590	831,137
Total liabilities	1,858,621	2,021,609
Commitments and contingencies
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2023 and 2022; Issued 62,189,407 and 59,973,409 shares at December 31, 2023 and 2022, respectively; Outstanding: 57,172,595 and 56,305,462 shares at December 31, 2023 and 2022, respectively	110	108
Additional paid-in capital	1,539,952	1,274,968
Treasury shares at cost, 5,016,812 ordinary shares as of December 31, 2023 and 3,667,947 as of December 31, 2022	(558,875)	(431,862)
Accumulated other comprehensive income (loss)	4,192	(33,455)
Accumulated deficit	(1,039,864)	(1,073,001)
Total shareholders' deficiency	(54,485)	(263,242)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 1,804,136	$ 1,758,367
Common stock, par or stated value per share (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Treasury Stock, Common, Shares	5,016,812	3,667,947